General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2022
General and Administrative Expenses [Abstract]
Schedule of general and administrative expenses
	6 months ended June 30		3 months ended June 30
(in thousands)	2022	2021	2022	2021

Salaries and related expenses	$294	$227	$169	$134
Professional services	941	409	564	237
Consulting and director fees	698	513	279	226
Travel	98	60	62	34
Office and general	984	683	542	353
Regulatory and filing fees	66	48	45	24
Shareholder relations	430	266	191	140
Total	$3,511	$2,206	$1,852	$1,148